RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 14, 2022	Mar. 14, 2022	Jan. 01, 2022	Nov. 05, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts payable					$ 371,124		$ 272,317	$ 112,860
Fees					133,483	$ 113,885	448,806	191,881
Accrued salaries, current					115,312		115,312	115,312
Proceeds from sale of equity method investment								100,000
Annual license fee									$ 10,000
Royalty expense	$ 100,000	$ 100,000
Research and development expenses					10,000	10,000	13,097	17,698
Massachusetts General Hospital [Member]
Related Party Transaction [Line Items]
Accounts payable							3,097	3,860
Research and development expenses					10,000	10,000	13,097	17,698
Massachusetts General Hospital [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable					13,097		3,097
Federico Pier [Member]
Related Party Transaction [Line Items]
Accounts payable							144,000	60,000
Fees					62,500	30,000	120,000	90,000
Federico Pier [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable					205,495		144,000
Jeff Wright [Member]
Related Party Transaction [Line Items]
Accounts payable							99,000	40,000
Fees					22,642	22,500	90,000	60,000
Jeff Wright [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable					120,603		99,000
CEO [Member]
Related Party Transaction [Line Items]
Accrued salaries, current					115,312		115,312	115,312
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Related party expenses							24,000	4,000
Accounts payable							26,000	$ 9,000
Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses					6,000	$ 6,000
Accounts payable					31,500		26,000
Consulting Agreement [Member] | CEO [Member]
Related Party Transaction [Line Items]
Accounts payable							$ 40,000
Monthly fee			$ 5,000
License Agreement [Member]
Related Party Transaction [Line Items]
Financing amount	2,000,000	2,000,000
Additional financing amount	$ 8,000,000	$ 8,000,000
Royalty rate on sales	1.00%	1.00%
Related parties, description		The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal to or to exceed $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal or exceed $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.					The License Agreement additionally requires VI to pay to MGH a $1.0 million “success payment” within 60 days after the first achievement of total net sales of Product or Process equal to or to exceed $100,000,000 in any calendar year and $4,000,000 within 60 days after the first achievement of total net sales of Product or Process equal or exceed $250,000,000 in any calendar year. The Company is also required to reimburse MGH’s expenses in connection with the preparation, filing, prosecution and maintenance of all Patent Rights.
License Agreement [Member] | Massachusetts General Hospital [Member]
Related Party Transaction [Line Items]
Payment to related party					$ 1,000,000.0		$ 1,000,000.0
Initial Term [Member] | Consultant [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Payment to related party				$ 2,000